Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of objectives policies and processes for managing capital abstract
Capital management
2022 2021
Long-term debt [note 14] 997,000 996,250
Cash and cash equivalents (1,143,674) (1,247,447)
Short-term investments (1,138,174) (84,906)
Net debt (1,284,848) (336,103)
Non-controlling interest 11 127
Shareholders' equity 5,836,054 4,845,841
Total

equity
5,836,065 4,845,968
Total capital $ 4,551,217 $ 4,509,865